RISK CONCENTRATION	3 Months Ended	12 Months Ended
	Feb. 28, 2026	Nov. 30, 2025
RISK CONCENTRATION
RISK CONCENTRATION

16.RISK CONCENTRATION

Financial instruments, which potentially subject the Company to concentration of risk, consist principally of cash and accounts payable and accrued liabilities. The total uninsured cash balance as of February 28, 2026 was $30,969,352 (November 30, 2025 - $980,411). The uninsured cash balance located in Canada was $176,559 and the uninsured cash balance located in the United States was $30,792,793.

The Company had two vendors that accounted for 56% of total accounts payable and accrued liabilities as of November 30, 2025, which were settled as of February 28, 2026. As of February 28, 2026, two vendors accounted for approximately 23% of the Company’s total accounts payable and accrued liabilities, and the top five vendors collectively accounted for approximately 48% of total accounts payable and accrued liabilities.

12.	RISK CONCENTRATIONS

Financial instruments, which potentially subject the Company to concentration of risk, consist principally of cash and accounts payable and accrued liabilities. The total uninsured cash balance as of November 30, 2025 was $980,411. The uninsured cash balance located in Canada was $3,246 and the uninsured cash balance located in the United States was $977,165.

The Company had one vendor that accounted for 68% of total accounts payable and accrued liabilities as of November 30, 2024, which were settled as of November 30, 2025. As of November 30, 2025, one vendor accounted for approximately 56% of the Company’s total accounts payable and accrued liabilities, and the top five vendors collectively accounted for approximately 76% of total accounts payable and accrued liabilities.